Annual Report

                EQUITY
                INDEX FUND
                -----------------
                DECEMBER 31, 1996
                -----------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

   REPORT HIGHLIGHTS
--------------------------------------------------------------------------------
 . The stock market soared to another 20%-plus gain in 1996, fueled by a stable economy, steadily rising corporate earnings, and strong cash flows into equity mutual funds.

 . The Equity Index Fund closely tracked the unmanaged S&P 500 during the six and 12 months ended December 31, returning 11.57% and 22.65%, respectively. Fund assets nearly doubled.

 .  The market was led by technology, financial, and capital equipment companies.
   Utility stocks continued to be hampered by rising interest rates and increased competition.

 . Investors should expect more moderate returns this year. Corporate earnings are slowing, and the market remains vulnerable to a correction due to its high valuations.

FELLOW SHAREHOLDERS

For the second consecutive year, the stock market returned better than 20%, its first such back-to-back showing since the 1950s. The unmanaged Standard & Poor's 500 Stock Index soared nearly 23% in 1996, fueled by strong cash flows into equity mutual funds, stable economic conditions, steadily rising corporate earnings, and a benevolent political environment. That brought the market's 1995-1996 advance to an astounding 69%.

        Your fund's performance closely tracked the S&P 500 over the last six months and for the full year. The small difference is due to the expenses of portfolio management. Fund assets nearly doubled last year to more than $800 million, allowing us to spread operating expenses over a larger base and narrow our deviation from the index even further.

        Over the past few years, large-company index funds, which attempt to equal the performance of various stock market indices, have outperformed actively managed funds that generally seek to beat the market. There are two main reasons. First, S&P 500 index funds have greater exposure to large-capitalization companies, which have outpaced smaller issues. Second, index funds are fully invested in equities, while most actively managed funds hold at least some cash reserves. In a rising market, the low return on cash instruments impedes the performance of managed funds.

        However, investors should keep in mind that the tide could change. In a declining market, the lack of a cash cushion may hamper index funds. In addition, small companies could outperform their larger counterparts, perhaps pushing some active managers ahead of the S&P 500. Nevertheless, over the long term, index funds are a good vehicle for capturing the potentially attractive returns of the stock market.


PERFORMANCE COMPARISON
----------------------------------------------------------
  Periods Ended 12/31/96           6 Months   12 Months
----------------------------------------------------------
  Equity Index Fund                    11.57%       22.65%
 ..........................................................
  S&P 500                              11.68        22.96%
 ..........................................................

YEAR-END DISTRIBUTIONS

        Your fund's directors declared a fourth quarter dividend of $0.10 per share, a short-term capital gain of $0.07, and a long-term capital gain of $0.14. All distributions were paid on December 30 to shareholders of record on December 26. You should have already received a check or statement reflecting these distributions, as well as your Form 1099-DIV reporting them for tax purposes.

MARKET REVIEW

        In contrast to 1995, stocks made a more circuitous ascent in 1996. They advanced steadily in the first half despite rising interest rates, peaking in early June. Over the ensuing six weeks, the S&P 500 fell around 7%, the biggest drop in the overall market since Iraq's invasion of Kuwait in 1990 and one of the few declines in this decade.

        The correction was due largely to investor fears over the poisonous combination of surging economic growth, higher inflation, and faltering corporate earnings growth. High-profile announcements of earnings shortfalls by Motorola and Hewlett-Packard triggered a sell-off in technology stocks. However, the economy slowed to a 2.1% annualized growth rate in the third quarter, calming investor fears about inflation and allowing interest rates to fall. After rising by more than one percentage point in the first half, long-term rates dropped back by half a point in the fall, helping fuel a powerful recovery in stocks.

        The recovery was also stoked by the reelections of President Clinton and a Republican majority in Congress, as investors cheered the status quo and a renewed focus on a balanced budget. After drying up during the summer correction, equity mutual fund cash flows picked up significantly following the election.

        In general, bigger was decidedly better in 1996 as the performance of stocks in the index increased with their market capitalization. Remember that the index is constructed by weighting each issue by its market cap (share price multiplied by number of shares outstanding), so larger companies have larger weights. Market volatility continued in the second half and, while higher than the past few years, is still normal by longer-term measures. The difference in performance between growth- and value-oriented stocks was not significant.

PORTFOLIO REVIEW

        The performance of stocks by economic sector diverged widely. Technology stocks were the best performers for the year, closely followed by financial and capital equipment issues. As with index stocks in general, the real stars in technology were the giants. Microsoft and Intel each rose sharply on the promise of new product rollouts. Other stocks with exposure to the personal computer market, such as Dell Computer and Seagate Technology, also performed well. Rising oil prices pushed the energy sector higher. Financial stocks benefited from stable economic growth, continuing industry consolidation, and good earnings growth. Citicorp, one of our largest financial holdings, advanced sharply on strong earnings prospects.

        The utility sector was weak again. Rising interest rates were the main culprit, although the nationwide push for more competition in the consumer power market hurt electric utilities. AT&T, one of the largest holdings, fell amid confusion and competition in the long-distance market. Consumer cyclicals were poor performers in the second half, including the big three automakers, Ford Motor, GM, and Chrysler. Airline stocks fell after the mysterious crash of TWA Flight 800 reignited safety fears. Gold prices rallied early in the year, reaching $410 per ounce, but then gradually declined, dragging down the stocks of mining companies such as Echo Bay Mines and Battle Mountain Gold.

        Continuing the pattern of the first half, relatively few changes were made to the S&P 500 Index during the last six months. The table on page six shows the 23 additions and deletions to the index in 1996. The deletions represented about 1.7% of the fund's value. All the significant changes resulted from acquisitions or mergers.


BEST-PERFORMANCE S&P 500 SECTORS
---------------------------------------------------------
  Periods Ended 12/31/96            6 Months    12 Months
---------------------------------------------------------
  Technology                           21.4%        39.2%
 .........................................................

  Financial                            22.4         32.6
 .........................................................

  Capital Equipment                    13.8         32.2
 .........................................................

  Consumer Nondurables                  9.4         26.2
 .........................................................

  Energy                               14.1         25.6
 .........................................................

  Health Care                          11.5         20.3
 .........................................................

  Process Industries                   11.9         20.3
 .........................................................

  Consumer Cyclicals                    5.0         11.8
 .........................................................

  Consumer Services                    -2.1         10.3
 .........................................................

  Business Services                     1.7          8.8
 .........................................................

  Basic Materials                       1.4          2.6
 .........................................................

  Utilities                             0.7         -0.7
 .........................................................

        The S&P 500 committee also cleaned up the index by replacing some smaller companies with others that are more representative of the overall U.S. economy. For example, late last year, three small restaurant companies (Shoney's, Luby's Cafeterias, and Ryan's Family Steak Houses) were replaced by larger companies -- Frontier, a long-distance telephone carrier, AutoZone, an automotive parts retailer, and Thermo Electron, which makes analytical instruments for various applications.

        Overall, additions to the index represented about 3% of the fund's value. The biggest, Lucent Technologies, is really not new to the index, but emerged from the split-up of AT&T. Lucent, which entered the index with a reasonably large weight of 0.5%, is a leading manufacturer of telecommunications equipment. MGIC Investment, a provider of private mortgage insurance, was added after U.S. Healthcare was acquired by Aetna.

        Several changes were precipitated by restructurings of S&P 500 companies. Consumer products giant Dial broke into smaller companies, Viad and Dial, which were switched to the S&P 400 MidCap Index. Promoted from that index to the S&P 500 were HFS, a hotel franchiser and real estate broker, and Seagate Technology, a computer disk drive manufacturer. The diversified media company Dun & Bradstreet spun off two subsidiaries. One of them, Cognizant, a market research firm specializing in health care and television, was added to the index, pushing out Yellow Corp, a trucking firm. Finally, energy exploration and production company Union Pacific Resources, an offspring of the railroad giant, bumped out Community Psychiatric Centers, now known as Transitional Hospitals.


SECTOR WEIGHTINGS OF THE S&P 500 INDEX
---------------------------------------------------------
                                   12/31/95    12/31/96
---------------------------------------------------------
  Financial                            13.3%        15.0%
 .........................................................

  Technology                           11.2         13.4
 .........................................................

  Consumer Nondurables                 13.0         13.2
 .........................................................

  Health Care                          10.7         10.3
 .........................................................

  Energy                               10.0         10.1
 .........................................................

  Utilities                            12.0          8.8
 .........................................................

  Consumer Services                     8.6          8.1
 .........................................................

  Business Services                     5.3          5.8
 .........................................................

  Process Industries                    5.5          5.0
 .........................................................

  Capital Equipment                     4.5          4.9
 .........................................................

  Consumer Cyclicals                    4.0          3.7
 .........................................................

  Basic Materials                       1.9          1.7
---------------------------------------------------------

  Total                                 100%         100%

        As a result of these changes and of the wide divergence in the market performance of index stocks, the composition of the S&P 500 was altered considerably during 1996. Accordingly, your assets are divided up somewhat differently among various industry sectors. The table on page 4 shows the changes in sector weightings from 1995 to 1996. For instance, the weightings in both technology and financial stocks are now about two percentage points higher than at the end of 1995. Meanwhile, exposure to utilities and consumer-oriented sectors declined.

OUTLOOK

        Investors (and fund managers) should be delighted with the market's performance over the past two years. However, don't look for a repeat in 1997. Corporate earnings are not expected to grow much in the near future, and it will probably take a sizable drop in interest rates to spark strong returns. While the overall environment for financial assets remains favorable, stock valuations already reflect this rosy scenario and perhaps even more good news down the road. Consequently, if any clouds rain on the parade, the market will be vulnerable to profit taking.

        Nevertheless, our strategy, and our advice to shareholders, remains the same. The Equity Index Fund is designed as a long-term investment, and we think most investors are better off following a consistent strategy than responding to every twist and turn in the market. Remember, even if a market correction occurs in 1997, returns from the past two years have been extraordinary. Over the long run, stock returns have averaged about 6% above the rate of inflation. Even in the highly unlikely event that the S&P 500 finished 1997 with a decline of 20%, its three-year annualized return from 1995 to 1997 would still exceed the historical average of 10.6%.

        Respectfully submitted,

        /s/ Richard T. Whitney
        Richard T. Whitney
        President and Chairman of the Investment Advisory Committee

        January 17, 1997

THE EVOLVING S&P 500 INDEX
--------------------------------------------------------------------------------
  Changes in the index in 1996

  Additions                                     Deletions
--------------------------------------------------------------------------------

  Allegheny Teledyne                            Bally Entertainment
 ................................................................................

  Aon                                           Brown Group
 ................................................................................

  AutoZone                                      Capital Cities
 ................................................................................

  Battle Mountain Gold                          Chase Manhattan
 ................................................................................

  Bay Networks                                  Consolidated Freight
 ................................................................................

  Case                                          Cray Research
 ................................................................................

  Cognizant                                     Federated Paper Board
 ................................................................................

  Dell Computer                                 First Interstate
 ................................................................................

  EMC                                           Handleman
 ................................................................................

  Fifth Third Bancorp                           Loral
 ................................................................................

  Frontier                                      Luby's Cafeterias
 ................................................................................

  General Instrument                            Ogden
 ................................................................................

  Green Tree Financial                          Outboard Marine
 ................................................................................

  Guidant                                       Pittston
 ................................................................................

  HFS                                           Premark International
 ................................................................................

  Lucent Technologies                           Ryan's Family Steak Houses
 ................................................................................

  MBIA                                          Shoney's
 ................................................................................

  MGIC Investment                               Teledyne
 ................................................................................

  Seagate Technology                            Transitional Hospitals
 ................................................................................

  Thermo Electron                               U.S. Healthcare
 ................................................................................

  Tupperware                                    Varity
 ................................................................................

  Union Pacific Resources                       Viad
 ................................................................................

  World Com                                     Yellow Corp
 ................................................................................

STICKING TO YOUR GAME PLAN
-------------------------------------------------------------------------------

        TIME REDUCES VOLATILITY OF MARKET RETURNS
        ------------------------------------------------------
        (Annualized Returns for Best and Worst Period: Rolling Period From 1950 to 1996*)

                           [BAR GRAPH APPEARS HERE]

        * From 1950-1996 there were 47 one-year periods; 42 five-year periods; 37 ten-year periods; and 27 twenty-year periods.

        Source: T. Rowe Price Associates; data from Ibbotson Associates.

        Chart is for illustrative purposes only and is not intended to represent the past performance or future results of any specific securities.

In our report to you one year ago, we mentioned the possibility of a modest decline in stock prices. In fact, from May to July 1996, the broad market (as measured by the Standard & Poor's 500 Stock Index) fell around 7%. However, the bull market resumed its charge to post a robust 23% gain for the year.

Some believe the market is poised for a significant downturn. We do not expect a major drop in stock prices in 1997, although another modest pullback is possible. On balance, we expect stocks to advance at a much slower pace.

How should you prepare for a potential market pullback? As always, our advice is to diversify your investments and focus on the long term. If you've implemented a sound investment strategy, stay the course. Stocks have historically overcome periods of volatility to provide better returns than most other investments. Market corrections can even have a silver lining because they result in good buying opportunities.

Furthermore, the volatility of stock market returns has diminished significantly over longer time frames. The chart shows the best and worst annualized returns on stocks over various rolling time periods between 1950 and 1996. (For instance, there were 37 rolling 10-year periods: 1950-1960, 1951-1961, etc.) Investors who held stocks for only one year could have had as much as a 52.6% gain, or as little as a 26.5% loss -- a spread of 79 percentage points. However, investors who held stocks for 10-year periods or longer always overcame interim volatility to post gains for the entire period.

In addition, a well-diversified portfolio can weather volatility better than a more concentrated portfolio over the long term and particularly during market corrections. For example, during last summer's correction, small-company stocks fell nearly 16% while large-company issues dropped 7.3%. However, a portfolio diversified among large U.S. companies (30% of assets), small U.S. companies (15%), foreign companies (15%), intermediate-term Treasury bonds (30%), and Treasury bills (10%) would have lost a smaller 5.2% of its value./1/

Above all, remember that investing is a long-distance race, not a sprint.

/1/ Ned Davis Research.

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE

6 Months Ended December 31, 1996

Ten Best Contributors
-----------------------------------------
Intel                                  16(c)
 .........................................
IBM                                    10
 .........................................
Microsoft                               9
 .........................................
GE                                      7
 .........................................
Merck                                   6
 .........................................
Exxon                                   4
 .........................................
Procter & Gamble                        4
 .........................................
Citicorp                                3
 .........................................
Bristol-Myers Squibb                    3
 .........................................
Coca-Cola                               3
-----------------------------------------
Total                                  65(c)


Ten Worst Contributors
-----------------------------------------
PepsiCo                                -3(c)
 .........................................
Dun & Bradstreet                        2
 .........................................
Wal-Mart                                2
 .........................................
AT&T                                    2
 .........................................
Tele-Communications                     1
 .........................................
ITT                                     1
 .........................................
Pharmacia & Upjohn                      1
 .........................................
BellSouth                               1
 .........................................
Home Depot                              1
 .........................................

Baxter International                    -
-----------------------------------------
Total                                 -14(c)


12 Months Ended December 31, 1996

Ten Best Contributors
-----------------------------------------
Intel                                  20(c)
 .........................................
Microsoft                              16
 .........................................
GE                                     15
 .........................................
Coca-Cola                              13
 .........................................
IBM                                    11
 .........................................
Exxon                                   7
 .........................................
Procter & Gamble                        6
 .........................................
Citicorp                                6
 .........................................
Philip Morris                           6
 .........................................
Merck                                   5
-----------------------------------------
Total                                 105(c)


Ten Worst Contributors
-----------------------------------------
AT&T                                   -3(c)
 .........................................
Dun & Bradstreet                        2
 .........................................
Bay Networks *                          2
 .........................................
Viacom                                  2
 .........................................
Tele-Communications                     2
 .........................................
Digital Equipment                       2
 .........................................
United HealthCare                       1
 .........................................
SBC Communications                      1
 .........................................
Pacific Gas & Electric                  1
 .........................................
BellSouth                               1
-----------------------------------------
Total                                 -17(c)

* Position added

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


----------------------
 PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

  TWENTY-FIVE LARGEST HOLDINGS
                                                                   Percent of
                                                                   Net Assets
                                                                     12/31/96
--------------------------------------------------------------------------------
  GE                                                                     2.8%
 ................................................................................
  Coca-Cola                                                              2.3
 ................................................................................
  Exxon                                                                  2.1
 ................................................................................
  Intel                                                                  1.9
 ................................................................................
  Microsoft                                                              1.7
--------------------------------------------------------------------------------
  Merck                                                                  1.7
 ................................................................................
  Philip Morris                                                          1.6
 ................................................................................
  Royal Dutch Petroleum                                                  1.6
 ................................................................................
  IBM                                                                    1.4
 ................................................................................
  Procter & Gamble                                                       1.3
--------------------------------------------------------------------------------
  AT&T                                                                   1.2
 ................................................................................
  Johnson & Johnson                                                      1.2
 ................................................................................
  Bristol-Myers Squibb                                                   1.0
 ................................................................................
  Pfizer                                                                 0.9
 ................................................................................
  DuPont                                                                 0.9
--------------------------------------------------------------------------------
  Wal-Mart                                                               0.9
 ................................................................................
  Hewlett-Packard                                                        0.9
 ................................................................................
  American International Group                                           0.9
 ................................................................................
  Citicorp                                                               0.8
 ................................................................................
  Mobil                                                                  0.8
--------------------------------------------------------------------------------
  Disney                                                                 0.8
 ................................................................................
  PepsiCo                                                                0.8
 ................................................................................
  GTE                                                                    0.8
 ................................................................................
  Chevron                                                                0.7
 ................................................................................
  GM                                                                     0.7
--------------------------------------------------------------------------------
  Total                                                                 31.7%

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------



------------------------
 PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

        This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

        EQUITY INDEX FUND
        ------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                                   S&P 500        EQUITY
                                   STOCK INDEX    INDEX FUND
3/30/90                            10,000         10,000
12/90                               9,990         10,031
12/91                              13,034         12,962
12/92                              14,027         13,894
12/93                              15,440         15,202
12/94                              15,645         15,356
12/95                              21,523         21,063
12/96                              26,465         25,834



--------------------------------------
 AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

        This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                                 Since   Inception
          Periods Ended 12/31/96                1 Year   3 Years   5 Years   Inception        Date
        -------------------------------------------------------------------------------------------------
          Equity Index Fund                     22.65%    19.33%    14.79%      15.08%     3/30/90
        .................................................................................................

        Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


 FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                              Year
                                             Ended
                                          12/31/96    12/31/95    12/31/94    12/31/93    12/31/92

  NET ASSET VALUE
  Beginning of period                   $    17.21  $    13.09  $    13.48  $    12.63  $    12.10
                                        ................................................................
  Investment activities
    Net investment income                     0.38**      0.39*       0.36*       0.32*       0.32*
    Net realized and
    unrealized gain (loss)                    3.47        4.43       (0.23)       0.86        0.53
                                        ................................................................
    Total from
    investment activities                     3.85        4.82        0.13        1.18        0.85
                                        ................................................................
  Distributions
    Net investment income                    (0.38)      (0.40)      (0.36)      (0.32)      (0.31)
    Net realized gain                        (0.34)      (0.30)      (0.09)      (0.01)      (0.01)

    Distributions in excess
    of net realized gain                         -           -       (0.07)          -           -
                                        ................................................................
    Total distributions                      (0.72)      (0.70)      (0.52)      (0.33)      (0.32)
                                        ................................................................
  NET ASSET VALUE
  End of period                         $    20.34  $    17.21  $    13.09  $    13.48  $    12.63
                                        ----------------------------------------------------------------

  Ratios/Supplemental Data

  Total return                              22.65%**    37.16%*      1.01%*      9.42%*      7.19%*
  ......................................................................................................
  Ratio of expenses to
  average net assets                         0.40%**     0.45%*      0.45%*      0.45%*      0.45%*
  ......................................................................................................
  Ratio of net investment
  income to average
  net assets                                 2.05%**     2.54%*      2.73%*      2.40%*      2.57%*
  ......................................................................................................
  Portfolio turnover rate                     1.3%        1.3%        1.3%        0.8%        0.1%
  ......................................................................................................
  Average commission
  rate paid                             $   0.0183          -           -           -           -
  ......................................................................................................
  Net assets, end of period
  (in thousands)                        $  807,655  $  457,256  $  270,165  $  166,994  $  128,242
  ......................................................................................................

* Excludes expenses in excess of a 0.45% voluntary expense limitation in effect through 12/31/95.
** Excludes expenses in excess of a 0.40% voluntary expense limitation in effect through 12/31/97.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                                          December 31, 1996
--------------------------
 STATEMENT OF NET ASSETS                         Shares/Par           Value
--------------------------------------------------------------------------------
                                                               In thousands

COMMON STOCKS  98.5%

INDUSTRIAL  74.7%
GE                                           232,432   $      22,982
 ........................................................................
Coca-Cola                                    351,244          18,484
 ........................................................................
Exxon                                        175,397          17,189
 ........................................................................
Intel                                        116,008          15,190
 ........................................................................
Microsoft *                                  168,800          13,958
 ........................................................................
Merck                                        170,304          13,497
 ........................................................................
Philip Morris                                115,074          12,960
 ........................................................................
Royal Dutch Petroleum ADR                     75,715          12,928
 ........................................................................
IBM                                           73,062          11,032
 ........................................................................
Procter & Gamble                              96,319          10,354
 ........................................................................
AT&T                                         228,769           9,951
 ........................................................................
Johnson & Johnson                            188,036           9,355
 ........................................................................
Bristol-Myers Squibb                          70,649           7,683
 ........................................................................
Pfizer                                        90,956           7,538
 ........................................................................
DuPont                                        79,424           7,496
 ........................................................................
Wal-Mart                                     323,622           7,403
 ........................................................................
Hewlett-Packard                              143,504           7,211
 ........................................................................
Mobil                                         55,644           6,802
 ........................................................................
Disney                                        95,688           6,662
 ........................................................................
PepsiCo                                      219,162           6,410
 ........................................................................
Chevron                                       91,980           5,979
 ........................................................................
GM                                           106,611           5,944
 ........................................................................
Cisco Systems *                               91,600           5,834
 ........................................................................
Eli Lilly                                     77,820           5,681
 ........................................................................
Amoco                                         70,113           5,644
 ........................................................................
Abbott Laboratories                          109,623           5,563
 ........................................................................
Boeing                                        50,569           5,379
 ........................................................................
Ford Motor                                   167,314           5,333
 ........................................................................
American Home Products                        90,150           5,285
 ........................................................................
Gillette                                      66,960           5,206
 ........................................................................
Motorola                                      83,648           5,134
 ........................................................................
3M                                            58,946           4,885
 ........................................................................
McDonald's                                    98,512           4,458
 ........................................................................
Lucent Technologies                           89,845           4,155
 ........................................................................

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par           Value
--------------------------------------------------------------------------------
                                                               In thousands

Unilever N.V. ADR                             22,587   $       3,958
 .........................................................................
Oracle *                                      92,721           3,865
 .........................................................................
Columbia/HCA Healthcare                       94,715           3,860
 .........................................................................
Kimberly-Clark                                39,896           3,800
 .........................................................................
Eastman Kodak                                 47,019           3,773
 .........................................................................
Texaco                                        37,294           3,659
 .........................................................................
Schlumberger                                  34,792           3,475
 .........................................................................
Home Depot                                    67,812           3,399
 .........................................................................
Chrysler                                     102,784           3,392
 .........................................................................
Schering-Plough                               52,112           3,374
 .........................................................................
Monsanto                                      83,085           3,230
 .........................................................................
MCI                                           96,730           3,162
 .........................................................................
Emerson Electric                              31,632           3,060
 .........................................................................
Time Warner                                   80,293           3,011
 .........................................................................
Atlantic Richfield                            22,672           3,004
 .........................................................................
Warner-Lambert                                38,288           2,872
 .........................................................................
Pharmacia & Upjohn                            71,669           2,840
 .........................................................................
COMPAQ Computer *                             38,220           2,838
 .........................................................................
Anheuser-Busch                                70,412           2,816
 .........................................................................
Dow Chemical                                  34,282           2,687
 .........................................................................
AlliedSignal                                  39,914           2,674
 .........................................................................
Campbell                                      32,994           2,648
 .........................................................................
Computer Associates                           51,445           2,559
 .........................................................................
Sears                                         55,330           2,552
 .........................................................................
Sara Lee                                      68,324           2,545
 .........................................................................
Lockheed Martin                               27,160           2,485
 .........................................................................
NIKE                                          40,576           2,424
 .........................................................................
Sprint                                        60,775           2,423
 .........................................................................
Xerox                                         45,877           2,414
 .........................................................................
Medtronic                                     33,896           2,305
 .........................................................................
First Data                                    62,800           2,292
 .........................................................................
Northern Telecom                              36,455           2,256
 .........................................................................
United Technologies                           33,926           2,239
 .........................................................................
WMX Technologies                              68,429           2,233
 .........................................................................
World Com *                                   79,000           2,059
 .........................................................................
Seagram                                       52,653           2,040
 .........................................................................
Amgen *                                       37,342           2,033
 .........................................................................
Caterpillar                                   26,958           2,029
 .........................................................................

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------




                                                 Shares/Par           Value
--------------------------------------------------------------------------------
                                                               In thousands

       Kellogg                                       29,775   $       1,954
       ........................................................................
       Colgate-Palmolive                             20,785           1,917
       ........................................................................
       McDonnell Douglas                             29,904           1,914
       ........................................................................
       RockWell                                      30,803           1,875
       ........................................................................
       Heinz                                         51,898           1,855
       ........................................................................
       3Com *                                        24,500           1,796
       ........................................................................
       AirTouch Communications *                     70,789           1,787
       ........................................................................
       Automatic Data Processing                     41,056           1,760
       ........................................................................
       Viacom (Class B) *                            49,944           1,742
       ........................................................................
       Texas Instruments                             26,802           1,709
       ........................................................................
       International Paper                           42,302           1,708
       ........................................................................
       ConAgra                                       33,989           1,691
       ........................................................................
       Archer Daniels Midland                        76,726           1,688
       ........................................................................
       May Department Stores                         35,542           1,662
       ........................................................................
       Phillips Petroleum                            37,102           1,642
       ........................................................................
       U S WEST Media *                              88,286           1,633
       ........................................................................
       Raytheon                                      33,338           1,604
       ........................................................................
       J.C. Penney                                   32,514           1,585
       ........................................................................
       Baxter International                          38,569           1,581
       ........................................................................
       CPC International                             20,335           1,576
       ........................................................................
       Alcoa                                         24,462           1,559
       ........................................................................
       Boston Scientific *                           25,200           1,512
       ........................................................................
       Corning                                       32,502           1,503
       ........................................................................
       Gannett                                       19,932           1,492
       ........................................................................
       Deere                                         36,474           1,482
       ........................................................................
       PPG Industries                                25,896           1,453
       ........................................................................
       Barrick Gold                                  50,500           1,452
       ........................................................................
       Unocal                                        35,429           1,439
       ........................................................................
       General Mills                                 22,142           1,403
       ........................................................................
       Illinois Tool Works                           17,546           1,401
       ........................................................................
       Seagate Technology *                          35,400           1,398
       ........................................................................
       Walgreen                                      34,832           1,393
       ........................................................................
       Dell Computer *                               25,400           1,351
       ........................................................................
       Sun Microsystems *                            51,864           1,332
       ........................................................................
       Weyerhaeuser                                  28,102           1,331
       ........................................................................
       CUC International *                           55,500           1,318
       ........................................................................
       Albertson's                                   35,644           1,270
       ........................................................................
       Tele-Communications (Class A) *               93,697           1,224
       ........................................................................

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par           Value
--------------------------------------------------------------------------------
                                                               In thousands

The Gap                                       39,970   $       1,204
 ........................................................................
Dayton Hudson                                 30,593           1,201
 ........................................................................
American Brands                               24,036           1,193
 ........................................................................
AMP                                           31,006           1,190
 ........................................................................
Westinghouse                                  59,557           1,184
 ........................................................................
Honeywell                                     17,906           1,177
 ........................................................................
Tyco International                            22,144           1,171
 ........................................................................
United HealthCare                             26,000           1,170
 ........................................................................
Toys "R" Us *                                 38,716           1,161
 ........................................................................
Pitney Bowes                                  20,966           1,143
 ........................................................................
Goodyear Tire & Rubber                        21,952           1,128
 ........................................................................
Textron                                       11,648           1,098
 ........................................................................
Ralston Purina                                14,951           1,097
 ........................................................................
Air Products and Chemicals                    15,819           1,093
 ........................................................................
EMC *                                         32,900           1,090
 ........................................................................
Tenneco                                       24,100           1,088
 ........................................................................
Occidental Petroleum                          46,421           1,085
 ........................................................................
HFS *                                         18,100           1,081
 ........................................................................
Alcan Aluminum                                32,003           1,076
 ........................................................................
Avon                                          18,822           1,075
 ........................................................................
Mattel                                        38,357           1,064
 ........................................................................
Halliburton                                   17,655           1,064
 ........................................................................
Marsh & McLennan                              10,112           1,052
 ........................................................................
Union Pacific Resources                       35,333           1,033
 ........................................................................
Praxair                                       22,040           1,017
 ........................................................................
Federated Department Stores *                 29,300           1,000
 ........................................................................
Marriott International                        18,060             998
 ........................................................................
Crown Cork & Seal                             18,067             982
 ........................................................................
USX-Marathon                                  40,581             969
 ........................................................................
Tellabs *                                     25,300             954
 ........................................................................
Hershey Foods                                 21,772             953
 ........................................................................
Aon                                           15,300             951
 ........................................................................
Alco Standard                                 18,360             948
 ........................................................................
Service Corp.                                 33,288             932
 ........................................................................
Georgia-Pacific                               12,869             927
 ........................................................................
Wrigley                                       16,458             926
 ........................................................................
Applied Materials *                           25,400             913
 ........................................................................
Hilton                                        34,347             897
 ........................................................................

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


                                                                  Shares/Par          Value
----------------------------------------------------------------------------------------------
                                                                               In thousands
TRW                                                                  17,954    $        889
 ..............................................................................................
Burlington Resources                                                 17,600             887
 ..............................................................................................
Computer Sciences *                                                  10,716             880
 ..............................................................................................
Lowes                                                                24,400             866
 ..............................................................................................
Micron Technology                                                    29,500             859
 ..............................................................................................
UST                                                                  26,298             851
 ..............................................................................................
American Stores                                                      20,554             840
 ..............................................................................................
Kroger *                                                             17,742             825
 ..............................................................................................
Sysco                                                                25,273             825
 ..............................................................................................
Morton International                                                 20,116             820
 ..............................................................................................
Comcast (Class A Special)                                            46,000             819
 ..............................................................................................
Pioneer Hi-Bred                                                      11,700             819
 ..............................................................................................
Masco                                                                22,695             817
 ..............................................................................................
Freeport McMoRan Copper and Gold (Class B)                           27,300             816
 ..............................................................................................
Dover                                                                15,960             802
 ..............................................................................................
Cognizant                                                            24,165             797
 ..............................................................................................
Digital Equipment *                                                  21,847             795
 ..............................................................................................
Browning-Ferris                                                      30,062             789
 ..............................................................................................
Dresser Industries                                                   24,855             771
 ..............................................................................................
Amerada Hess                                                         13,194             764
 ..............................................................................................
Genuine Parts                                                        17,099             761
 ..............................................................................................
Eaton                                                                10,888             759
 ..............................................................................................
Inco                                                                 23,734             757
 ..............................................................................................
Fluor                                                                11,797             740
 ..............................................................................................
Clorox                                                                7,329             736
 ..............................................................................................
Placer Dome                                                          33,814             735
 ..............................................................................................
Rohm & Haas                                                           8,983             733
 ..............................................................................................
Becton, Dickinson                                                    16,900             733
 ..............................................................................................
Cabletron Systems *                                                  22,000             732
 ..............................................................................................
Quaker Oats                                                          19,166             731
 ..............................................................................................
Union Carbide                                                        17,608             720
 ..............................................................................................
Times Mirror (Class A)                                               14,367             715
 ..............................................................................................
ITT *                                                                16,441             713
 ..............................................................................................
International Flavors & Fragrances                                   15,743             708
 ..............................................................................................
K mart *                                                             68,198             708
 ..............................................................................................
Newell                                                               22,452             707
 ..............................................................................................
Baker Hughes                                                         20,479             707
 ..............................................................................................
The Limited                                                          38,235             703
 ..............................................................................................


T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                                Shares/Par           Value
----------------------------------------------------------------------------------------------
                                                                               In thousands
PriceCostco *                                                        27,727   $         698
 ..............................................................................................
Rite Aid                                                             17,380             691
 ..............................................................................................
Tribune                                                               8,727             688
 ..............................................................................................
Ingersoll-Rand                                                       15,413             686
 ..............................................................................................
Sherwin-Williams                                                     12,158             681
 ..............................................................................................
Northrop                                                              8,187             677
 ..............................................................................................
Winn-Dixie                                                           21,316             674
 ..............................................................................................
Tenet Healthcare *                                                   30,706             672
 ..............................................................................................
R. R. Donnelley                                                      21,181             665
 ..............................................................................................
W.R. Grace                                                           12,599             652
 ..............................................................................................
McGraw-Hill                                                          13,996             646
 ..............................................................................................
Cooper Industries                                                    15,207             641
 ..............................................................................................
Nucor                                                                12,372             631
 ..............................................................................................
Newmont Mining                                                       14,098             631
 ..............................................................................................
Silicon Graphics *                                                   24,710             630
 ..............................................................................................
General Dynamics                                                      8,856             624
 ..............................................................................................
Hercules                                                             14,307             619
 ..............................................................................................
CVS                                                                  14,925             618
 ..............................................................................................
V. F.                                                                 9,081             613
 ..............................................................................................
Eastman Chemical                                                     10,929             604
 ..............................................................................................
W. W. Grainger                                                        7,522             604
 ..............................................................................................
Phelps Dodge                                                          8,892             600
 ..............................................................................................
Champion International                                               13,598             588
 ..............................................................................................
Guidant                                                              10,200             581
 ..............................................................................................
Bay Networks *                                                       27,300             570
 ..............................................................................................
Dun & Bradstreet                                                     23,965             569
 ..............................................................................................
Allegheny Teledyne                                                   24,721             569
 ..............................................................................................
Case                                                                 10,400             567
 ..............................................................................................
Interpublic Group                                                    11,534             548
 ..............................................................................................
Willamette Industries                                                 7,800             543
 ..............................................................................................
Western Atlas *                                                       7,587             538
 ..............................................................................................
TJX                                                                  11,074             525
 ..............................................................................................
Avery Dennison                                                       14,784             523
 ..............................................................................................
New York Times (Class A)                                             13,651             519
 ..............................................................................................
Reynolds Metals                                                       9,091             513
 ..............................................................................................
Laidlaw (Class B)                                                    44,300             509
 ..............................................................................................
Raychem                                                               6,357             509
 ..............................................................................................
Knight-Ridder                                                        13,244             507
 ..............................................................................................

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


                                                                        Shares/Par           Value
-----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Advanced Micro Devices *                                             19,407   $         500
       ..............................................................................................
       Kerr-McGee                                                            6,885             496
       ..............................................................................................
       Dillard Department Stores (Class A)                                  15,997             494
       ..............................................................................................
       Whirlpool                                                            10,593             494
       ..............................................................................................
       St. Jude Medical *                                                   11,536             492
       ..............................................................................................
       LSI Logic *                                                          18,300             490
       ..............................................................................................
       Johnson Controls                                                      5,893             488
       ..............................................................................................
       Rubbermaid                                                           21,106             480
       ..............................................................................................
       National Semiconductor *                                             19,673             480
       ..............................................................................................
       Hasbro                                                               12,300             478
       ..............................................................................................
       Tupperware                                                            8,844             474
       ..............................................................................................
       Dana                                                                 14,338             468
       ..............................................................................................
       Union Camp                                                            9,789             467
       ..............................................................................................
       Harcourt General                                                     10,100             466
       ..............................................................................................
       Mallinckrodt                                                         10,549             465
       ..............................................................................................
       Dow Jones                                                            13,599             461
       ..............................................................................................
       Novell *                                                             47,740             452
       ..............................................................................................
       Andrew *                                                              8,478             450
       ..............................................................................................
       Brown-Forman (Class B)                                                9,701             444
       ..............................................................................................
       Sigma Aldrich                                                         7,100             443
       ..............................................................................................
       Humana *                                                             22,900             438
       ..............................................................................................
       Mead                                                                  7,381             429
       ..............................................................................................
       H&R Block                                                            14,685             426
       ..............................................................................................
       Temple-Inland                                                         7,847             425
       ..............................................................................................
       Circuit City Stores                                                  13,912             419
       ..............................................................................................
       General Instrument *                                                 19,300             417
       ..............................................................................................
       Westvaco                                                             14,511             417
       ..............................................................................................
       Great Lakes Chemical                                                  8,898             416
       ..............................................................................................
       Pall                                                                 16,253             414
       ..............................................................................................
       WoolWorth *                                                          18,831             412
       ..............................................................................................
       Fruit of the Loom (Class A) *                                        10,800             409
       ..............................................................................................
       ITT Industries                                                       16,641             408
       ..............................................................................................
       Armstrong World                                                       5,860             407
       ..............................................................................................
       Parker Hannifin                                                      10,468             406
       ..............................................................................................
       James River                                                          12,195             404
       ..............................................................................................
       Nordstrom                                                            11,398             404
       ..............................................................................................
       Ashland                                                               9,184             403
       ..............................................................................................
       Ceridian *                                                            9,769             396
       ..............................................................................................


T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


                                                                        Shares/Par           Value
-----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Engelhard                                                            20,360   $         389
       ..............................................................................................
       Liz Claiborne                                                        10,049             388
       ..............................................................................................
       Deluxe Corp.                                                         11,621             381
       ..............................................................................................
       Harris                                                                5,504             378
       ..............................................................................................
       Black & Decker                                                       12,495             376
       ..............................................................................................
       Wendys                                                               18,346             376
       ..............................................................................................
       USX-U.S. Steel                                                       11,927             374
       ..............................................................................................
       Pennzoil                                                              6,611             374
       ..............................................................................................
       Thermo Electron *                                                     9,000             371
       ..............................................................................................
       PACCAR                                                                5,457             371
       ..............................................................................................
       FMC *                                                                 5,258             369
       ..............................................................................................
       Apple Computer *                                                     17,688             368
       ..............................................................................................
       Oryx Energy *                                                        14,782             366
       ..............................................................................................
       Tandy                                                                 8,160             359
       ..............................................................................................
       United States Surgical                                                8,928             352
       ..............................................................................................
       Ecolab                                                                9,148             344
       ..............................................................................................
       Nalco Chemical                                                        9,484             343
       ..............................................................................................
       Thomas & Betts                                                        7,614             338
       ..............................................................................................
       Stanley Works                                                        12,496             337
       ..............................................................................................
       Harnischfeger                                                         6,993             337
       ..............................................................................................
       Allergan                                                              9,349             333
       ..............................................................................................
       Brunswick                                                            13,839             332
       ..............................................................................................
       Reebok                                                                7,900             332
       ..............................................................................................
       Perkin-Elmer                                                          5,551             327
       ..............................................................................................
       Louisiana Pacific                                                    15,396             325
       ..............................................................................................
       AutoZone *                                                           11,800             325
       ..............................................................................................
       ALZA (Class A) *                                                     12,030             311
       ..............................................................................................
       Whitman                                                              13,501             309
       ..............................................................................................
       Cyprus Amax Minerals                                                 13,196             308
       ..............................................................................................
       Snap-On                                                               8,649             308
       ..............................................................................................
       Owens Corning                                                         7,220             308
       ..............................................................................................
       General Signal                                                        7,096             303
       ..............................................................................................
       American Greetings (Class A)                                         10,590             301
       ..............................................................................................
       DSC Communications *                                                 16,552             297
       ..............................................................................................
       Homestake Mining                                                     20,710             295
       ..............................................................................................
       Harrah's Entertainment *                                             14,499             288
       ..............................................................................................
       Santa Fe Pacific Gold                                                18,558             285
       ..............................................................................................
       Polaroid                                                              6,395             278
       ..............................................................................................


T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


                                                                        Shares/Par           Value
-----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Echlin                                                                8,785   $         278
      ...............................................................................................
       B. F. Goodrich                                                        6,854             278
      ...............................................................................................
       Maytag                                                               13,955             276
      ...............................................................................................
       Rowan *                                                              12,101             274
      ...............................................................................................
       Supervalu                                                             9,524             270
      ...............................................................................................
       Moore                                                                12,958             264
      ...............................................................................................
       Giant Food                                                            7,618             263
      ...............................................................................................
       Louisiana Land & Exploration                                          4,809             258
      ...............................................................................................
       Bausch & Lomb                                                         7,280             255
      ...............................................................................................
       Bemis                                                                 6,885             254
      ...............................................................................................
       Millipore                                                             6,116             253
      ...............................................................................................
       Sun Company                                                          10,333             252
      ...............................................................................................
       Biomet                                                               16,520             251
      ...............................................................................................
       Crane                                                                 8,579             249
      ...............................................................................................
       Pep Boys                                                              7,977             245
      ...............................................................................................
       Manor Care                                                            8,945             242
      ...............................................................................................
       Merchantile Stores                                                    4,775             236
      ...............................................................................................
       Cummins Engine                                                        5,118             235
      ...............................................................................................
       Worthington Industries                                               12,833             233
      ...............................................................................................
       National Service Industries                                           6,212             232
      ...............................................................................................
       Tandem Computers *                                                   16,626             229
      ...............................................................................................
       C. R. Bard                                                            8,043             225
      ...............................................................................................
       Tektronix                                                             4,372             224
      ...............................................................................................
       Battle Mountain Gold (Class A)                                       31,700             218
      ...............................................................................................
       Cooper Tire                                                          11,029             218
      ...............................................................................................
       Stone Container                                                      13,980             208
      ...............................................................................................
       Amdahl *                                                             17,080             207
      ...............................................................................................
       Timken                                                                4,446             204
      ...............................................................................................
       Meredith                                                              3,822             202
      ...............................................................................................
       King World Productions *                                              5,380             198
      ...............................................................................................
       Foster Wheeler                                                        5,327             198
      ...............................................................................................
       Boise Cascade                                                         6,163             196
      ...............................................................................................
       Beverly Enterprises *                                                14,030             179
      ...............................................................................................
       Potlatch                                                              4,141             178
      ...............................................................................................
       Darden Restaurants                                                   20,342             178
      ...............................................................................................
       Santa Fe Energy Resources *                                          12,821             178
      ...............................................................................................
       Alberto Culver                                                        3,611             173
      ...............................................................................................
       A & P                                                                 5,396             172
      ...............................................................................................


T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


                                                                        Shares/Par           Value
-----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Helmerich & Payne                                                     3,263   $         170
       ..............................................................................................
       Unisys *                                                             24,652             166
       ..............................................................................................
       Autodesk                                                              5,900             166
       ..............................................................................................
       Shared Medical Systems                                                3,347             165
       ..............................................................................................
       Scientific-Atlanta                                                   10,942             164
       ..............................................................................................
       Fleetwood                                                             5,910             163
       ..............................................................................................
       Briggs & Stratton                                                     3,666             161
       ..............................................................................................
       Centex                                                                4,152             156
       ..............................................................................................
       Russell                                                               4,985             148
       ..............................................................................................
       TRINOVA                                                               4,018             146
       ..............................................................................................
       John H. Harland                                                       4,402             145
       ..............................................................................................
       Bethlehem Steel *                                                    15,704             141
       ..............................................................................................
       EG&G                                                                  6,751             136
       ..............................................................................................
       Safety-Kleen                                                          8,208             134
       ..............................................................................................
       McDermott International                                               7,709             128
       ..............................................................................................
       ASARCO                                                                5,108             127
       ..............................................................................................
       Inland Steel Industries                                               6,247             125
       ..............................................................................................
       Longs Drug Stores                                                     2,527             124
       ..............................................................................................
       Cincinnati Milacron                                                   5,646             124
       ..............................................................................................
       Echo Bay Mines                                                       16,360             108
       ..............................................................................................
       Springs Industries                                                    2,499             107
       ..............................................................................................
       Jostens                                                               5,049             107
       ..............................................................................................
       Coors (Class B)                                                       5,457             104
       ..............................................................................................
       Alexander & Alexander                                                 5,725              99
       ..............................................................................................
       Ball                                                                  3,789              99
       ..............................................................................................
       Navistar *                                                           10,729              98
       ..............................................................................................
       Pulte                                                                 3,006              92
       ..............................................................................................
       Fleming Companies                                                     4,867              84
       ..............................................................................................
       Data General *                                                        5,523              80
       ..............................................................................................
       Intergraph *                                                          7,085              74
       ..............................................................................................
       Giddings & Lewis                                                      4,626              60
       ..............................................................................................
       Kaufman & Broad                                                       4,479              58
       ..............................................................................................
       Armco *                                                              13,643              56
       ..............................................................................................
       Charming Shoppes *                                                   10,776              54
       ..............................................................................................
       Stride Rite                                                           5,302              53
       ..............................................................................................
       NACCO Industries (Class A)                                               60               3
       ..............................................................................................
       Total Industrial                                                                    603,275
                                                                                      ...............

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


                                                                        Shares/Par           Value
-----------------------------------------------------------------------------------------------------
                                                                                      In thousands
       UTILITIES  7.9%

       GTE                                                                 135,761   $       6,177
       ..............................................................................................
       BellSouth                                                           140,156           5,659
       ..............................................................................................
       Ameritech                                                            77,510           4,699
       ..............................................................................................
       SBC Communications                                                   85,108           4,404
       ..............................................................................................
       Bell Atlantic                                                        61,764           3,999
       ..............................................................................................
       NYNEX                                                                62,060           2,987
       ..............................................................................................
       Pacific Telesis                                                      60,389           2,219
       ..............................................................................................
       U S WEST Communications                                              67,486           2,176
       ..............................................................................................
       Southern Company                                                     94,964           2,149
       ..............................................................................................
       Enron                                                                35,848           1,546
       ..............................................................................................
       Duke Power                                                           28,420           1,314
       ..............................................................................................
       Texas Utilities                                                      31,725           1,293
       ..............................................................................................
       Pacific Gas and Electric                                             58,282           1,224
       ..............................................................................................
       Edison International                                                 61,116           1,215
       ..............................................................................................
       FPL Group                                                            25,793           1,186
       ..............................................................................................
       American Electric Power                                              26,521           1,091
       ..............................................................................................
       Dominion Resources                                                   25,488             981
       ..............................................................................................
       Consolidated Edison                                                  33,221             972
       ..............................................................................................
       Panenergy                                                            21,359             961
       ..............................................................................................
       Public Service Enterprise                                            33,683             918
       ..............................................................................................
       Entergy                                                              32,567             904
       ..............................................................................................
       PacifiCorp                                                           41,529             851
       ..............................................................................................
       ALLTEL                                                               26,700             838
       ..............................................................................................
       Williams Companies                                                   22,095             829
       ..............................................................................................
       Unicom                                                               30,427             825
       ..............................................................................................
       PECO Energy                                                          31,465             795
       ..............................................................................................
       Carolina Power & Light                                               21,382             780
       ..............................................................................................
       Central and South West                                               29,861             765
       ..............................................................................................
       Houston Industries                                                   33,756             764
       ..............................................................................................
       CINergy                                                              22,239             742
       ..............................................................................................
       Consolidated Natural Gas                                             13,376             739
       ..............................................................................................
       Coastal                                                              14,815             724
       ..............................................................................................
       DTE Energy                                                           20,456             662
       ..............................................................................................
       Sonat                                                                12,274             632
       ..............................................................................................
       GPU                                                                  17,000             572
       ..............................................................................................
       Union Electric                                                       14,524             559
       ..............................................................................................

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

BGE                                                       20,770   $         556
 ................................................................................
PP&L Resources                                            22,900             527
 ................................................................................
Columbia Gas System                                        7,790             496
 ................................................................................
Ohio Edison                                               21,591             491
 ................................................................................
Northern States Power                                      9,711             446
 ................................................................................
Frontier                                                  16,500             373
 ................................................................................
Pacific Enterprises                                       11,977             364
 ................................................................................
Noram Energy                                              19,367             298
 ................................................................................
NICOR                                                      6,578             235
 ................................................................................
ENSERCH                                                    8,817             203
 ................................................................................
Niagara Mohawk *                                          18,609             184
 ................................................................................
Peoples Energy                                             4,530             153
 ................................................................................
ONEOK                                                      3,446             103
 ................................................................................
Eastern Enterprises                                        2,575              91
 ................................................................................
Total Utilities                                                           63,671
                                                             ...................


FINANCIAL  14.5%

American International Group                              66,238           7,170
 ................................................................................
Citicorp                                                  66,380           6,837
 ................................................................................
Fannie Mae                                               154,032           5,738
 ................................................................................
Chase Manhattan                                           61,893           5,524
 ................................................................................
BankAmerica                                               50,676           5,055
 ................................................................................
Travelers Group                                           90,345           4,099
 ................................................................................
NationsBank                                               40,588           3,968
 ................................................................................
American Express                                          66,942           3,782
 ................................................................................
Allstate                                                  62,750           3,632
 ................................................................................
Wells Fargo                                               13,059           3,523
 ................................................................................
First Union                                               39,971           2,958
 ................................................................................
Freddie Mac                                               25,194           2,775
 ................................................................................
BANC ONE                                                  60,411           2,598
 ................................................................................
J. P. Morgan                                              26,318           2,569
 ................................................................................
First Chicago NBD                                         45,020           2,420
 ................................................................................
Norwest                                                   52,252           2,273
 ................................................................................
Merrill Lynch                                             23,262           1,896
 ................................................................................
Bank of New York                                          55,300           1,866
 ................................................................................
Fleet Financial Group                                     37,037           1,847
 ................................................................................
General Re                                                11,651           1,838
 ................................................................................

T. ROWE PRICE EQUITY INDEX FUND
----------------------------------------------------------------


                                    Shares/Par           Value
----------------------------------------------------------------
                                                  In thousands

       PNC Bank                         48,034   $       1,807
       .........................................................
       Aetna                            21,314           1,705
       .........................................................
       CoreStates Financial             31,420           1,630
       .........................................................
       KeyCorp                          31,827           1,607
       .........................................................
       SunTrust                         31,500           1,551
       .........................................................
       Loews                            16,200           1,527
       .........................................................
       Dean Witter, Discover            22,722           1,505
       .........................................................
       CIGNA                            10,613           1,450
       .........................................................
       Boatmen's Bancshares             21,846           1,408
       .........................................................
       National City                    31,300           1,405
       .........................................................
       Bank of Boston                   21,544           1,384
       .........................................................
       Chubb                            24,604           1,322
       .........................................................
       Wachovia                         23,300           1,316
       .........................................................
       MBNA                             31,448           1,305
       .........................................................
       Mellon Bank                      18,087           1,284
       .........................................................
       First Bank Systems               18,800           1,283
       .........................................................
       Household International          13,680           1,262
       .........................................................
       Morgan Stanley Group             21,600           1,234
       .........................................................
       American General                 28,782           1,176
       .........................................................
       Barnett Banks                    27,476           1,130
       .........................................................
       ITT Hartford Group               16,541           1,117
       .........................................................
       Bankers Trust New York           11,619           1,002
       .........................................................
       U. S. Bancorp                    21,405             962
       .........................................................
       Fifth Third Bancorp              14,900             936
       .........................................................
       Comerica                         14,800             775
       .........................................................
       Lincoln National                 14,726             773
       .........................................................
       Green Tree Financial             19,400             749
       .........................................................
       UNUM                             10,300             744
       .........................................................
       Transamerica                      9,384             741
       .........................................................
       Salomon                          15,413             726
       .........................................................
       SAFECO                           17,826             703
       .........................................................
       St. Paul Companies               11,744             689
       .........................................................
       Providian                        13,218             679
       .........................................................
       Republic New York                 7,800             637
       .........................................................
       MGIC Investment                   8,300             631
       .........................................................
       MBIA                              6,100             618
       .........................................................
       Jefferson Pilot                  10,147             575
       .........................................................
       Great Western Financial          19,397             563
       .........................................................

T. ROWE PRICE EQUITY INDEX FUND
---------------------------------------------------------------------------------------------------



                                                                        Shares/Par           Value
---------------------------------------------------------------------------------------------------
                                                                                      In thousands
       Golden West Financial                                                 8,118   $         512
       ............................................................................................
       Torchmark                                                             9,883             499
       ............................................................................................
       H. F. Ahmanson                                                       15,148             492
       ............................................................................................
       Beneficial                                                            7,596             481
       ............................................................................................
       USF&G                                                                16,328             341
       ............................................................................................
       USLIFE                                                                4,982             166
       ............................................................................................
       Total Financial                                                                     116,770
                                                                                      .............

       TRANSPORTATION  1.4%

       Union Pacific                                                        34,629           2,082
       ............................................................................................
       Burlington Northern Santa Fe                                         21,552           1,862
       ............................................................................................
       Norfolk Southern                                                     17,704           1,549
       ............................................................................................
       CSX                                                                  30,626           1,294
       ............................................................................................
       AMR *                                                                12,870           1,134
       ............................................................................................
       Conrail                                                              11,373           1,133
       ............................................................................................
       Delta                                                                10,491             744
       ............................................................................................
       Federal Express *                                                    16,204             721
       ............................................................................................
       Southwest Airlines                                                   20,500             454
       ............................................................................................
       Ryder System                                                         11,533             324
       ............................................................................................
       USAir *                                                               9,276             217
       ............................................................................................
       Caliber Systems                                                       5,582             107
       ............................................................................................
       Total Transportation                                                                 11,621
                                                                                      .............

       Total Common Stocks (Cost  $590,847)                                                795,337
                                                                                      .............

       SHORT-TERM INVESTMENTS  1.5%

       Commercial Paper  1.2%

       Caterpillar Financial Services, 5.42%, 2/20/97                   $5,000,000           4,962
       ............................................................................................
       Ford Credit Europe, 5.35%, 2/5/97                                 3,000,000           2,984
       ............................................................................................
       Corporate Asset Funding, 4(2), 6.50%, 1/2/97                      2,088,000           2,088
       ............................................................................................
                                                                                            10,034
                                                                                      .............

       U.S. Government Obligations  0.3%

       U. S. Treasury Bills, 5.01-5.055%, 1/30-4/24/97                   2,100,000           2,085
       ............................................................................................
                                                                                             2,085
                                                                                      .............

       Total Short-Term Investments (Cost  $12,119)                                         12,119
                                                                                      .............

T. ROWE PRICE EQUITY INDEX FUND
-------------------------------------------------------------------------------

                                                                                             Value
--------------------------------------------------------------------------------------------------
                                                                                      In thousands

 Total Investments in Securities

 100.0% of Net Assets (Cost $602,966)                                                $     807,456


 Futures Contracts

 In thousands

                                                          Contract         Unrealized
                                             Expiration   Value            Gain (Loss)
                                             ----------   --------         -----------
 Long, 33 Standard & Poor's 500 Stock Index
 contracts, $470,000 of U.S. Treasury Bills
 pledged as initial margin                   3/97         $   12,284       $       (90)

 Net payments (receipts) of variation
 margin to date                                                                   (144)
                                                                           ............
 Variation margin receivable
 (payable) on open futures contracts                                                          (234)

 Other Assets Less Liabilities                                                                 433
                                                                                     ..............

 NET ASSETS                                                                          $     807,655
                                                                                     --------------
 Net Assets Consist of:

 Accumulated net realized gain/loss - net of distributions                           $       4,024

 Net unrealized gain (loss)                                                                204,400

 Paid-in-capital applicable to 39,713,538 shares of $0.01 par
 value capital stock outstanding; 1,000,000,000 shares authorized                          599,231
                                                                                     ..............

 NET ASSETS                                                                          $     807,655
                                                                                     --------------

 NET ASSET VALUE PER SHARE                                                           $       20.34
                                                                                     --------------

     *  Non-income producing
  4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------



STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

In thousands

                                                                      Year
                                                                     Ended
                                                                  12/31/96
Investment Income
Income
  Dividend                                                   $      13,331
  Interest                                                           2,566
                                                             ...................
  Total income                                                      15,897
                                                             ...................

Expenses
  Shareholder servicing                                              1,244
  Investment management                                                925
  Custody and accounting                                               177
  Registration                                                         124
  Prospectus and shareholder report                                     79
  Legal and audit                                                       18
  Directors                                                             13
  Miscellaneous                                                         15
                                                             ...................
  Total expenses                                                     2,595
                                                             ...................
Net investment income                                               13,302
                                                             ...................


Realized and Unrealized Gain (Loss)

Net realized gain (loss) on
  Securities                                                         1,902
  Futures                                                            9,756
                                                             ...................
  Net realized gain (loss)                                          11,658
                                                             ...................

Change in net unrealized gain or loss on
  Securities                                                       109,776
  Futures                                                               56
                                                             ...................
  Change in net unrealized gain or loss                            109,832
                                                             ...................
Net realized and unrealized gain (loss)                            121,490
                                                             ...................

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                       $     134,792
                                                             -------------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                      Year
                                                                     Ended
                                                                  12/31/96         12/31/95
  Increase (Decrease) in Net Assets
  Operations
    Net investment income                                     $     13,302     $      8,653
    Net realized gain (loss)                                        11,658           14,145
    Change in net unrealized gain or loss                          109,832           81,378
                                                              ...............................
    Increase (decrease) in net assets from operations              134,792          104,176
                                                              ...............................

  Distributions to shareholders

    Net investment income                                          (13,495)          (9,122)
    Net realized gain                                              (12,009)          (7,691)
                                                              ...............................
    Decrease in net assets from distributions                      (25,504)         (16,813)
                                                              ...............................

  Capital share transactions *
    Shares sold                                                    357,516          159,642
    Distributions reinvested                                        24,913           16,390
    Shares redeemed                                               (141,657)         (76,638)
    Redemption fees received                                            28               12
                                                              ...............................
    Increase (decrease) in net assets from capital
    share transactions                                             240,800           99,406
                                                              ...............................
  Net equalization                                                     311              322
                                                              ...............................

  Net Assets
  Increase (decrease) during period                                350,399          187,091
  Beginning of period                                              457,256          270,165
                                                              ...............................

  End of period                                               $    807,655     $    457,256
                                                              -------------------------------

* Share information
    Shares sold                                                     19,435           10,147
    Distributions reinvested                                         1,282              993
    Shares redeemed                                                 (7,579)          (5,197)
                                                              ...............................
    Increase (decrease) in shares outstanding                       13,138            5,943

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX FUND
-------------------------------------------------------------------------------
                                                           December 31, 1996

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

       T. Rowe Price Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 30, 1990.

       Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

       Short-term debt securities are valued at their amortized cost which, when combined with accrued interest, approximates fair value. Financial futures contracts are valued at closing settlement prices.

       Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

       Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

       Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. The fund follows the practice of equalization under which undistributed net investment income per share is unaffected by fund shares sold or redeemed. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

T. ROWE PRICE EQUITY INDEX FUND
-------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

       Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

       Futures Contracts At December 31, 1996, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

       Securities Lending To earn additional income, the fund lends its securities to approved brokers. At December 31, 1996, the market value of securities on loan was $10,213,000, which was fully collateralized with cash. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

       Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $254,882,000 and $7,920,000, respectively, for the year ended December 31, 1996.

NOTE 3 - FEDERAL INCOME TAXES

       No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

       In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 1996. The results of operations and net assets were not affected by the reclassifications.

       -------------------------------------------------------------------------
       Undistributed net investment income              $   (118,000)
       Undistributed net realized gain                      (194,000)
       Paid-in-capital                                       312,000

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


       At December 31, 1996, the aggregate cost of investments for federal income tax and financial reporting purposes was $602,966,000, and net unrealized gain aggregated $204,490,000, of which $211,446,000 related to appreciated investments and $6,956,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

       The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $143,000 was payable at December 31, 1996. The fee is computed daily and paid monthly, and is equal to 0.20% of average daily net assets.

       Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 1997, which would cause the fund's ratio of expenses to average net assets to exceed 0.40%. Thereafter, through December 31, 1999, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.40%. Pursuant to this agreement, $370,000 of management fees were not accrued by the fund for the year ended December 31, 1996. Additionally, $445,000 of unaccrued management fees related to a previous expense limitation are subject to reimbursement through December 31, 1997.

       In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,163,000 for the year ended December 31, 1996, of which $118,000 was payable at period-end.

T. ROWE PRICE EQUITY INDEX FUND
--------------------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Shareholders and Board of Directors of
T. Rowe Price Equity Index Fund, Inc.

       We have audited the accompanying statement of net assets of T. Rowe Price Equity Index Fund, Inc. as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Equity Index Fund, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

       COOPERS & LYBRAND L.L.P.
       Baltimore, Maryland
       January 20, 1997

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132  Available Monday through Friday from
8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed income funds.

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services  Including Tele*Access(R) and
T. Rowe Price OnLine.


DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


INVESTMENT INFORMATION

Combined Statement  Overview of your T. Rowe Price accounts.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit,
Personal Strategy Planner, Retirees Financial Guide, and
Retirement Planning Kit.


*A division of T. Rowe Price Investment Services, Inc.  Member
NASD/SIPC.

For yield, price, last transaction,
current balance or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:  1-800-638-5660 toll free

Internet address:
http://www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Equity Index Fund.


Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607



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T. Rowe Price Investment Services, Inc., Distributor